Mergers and Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - Century Bancorp, Inc. $ in Thousands	Nov. 12, 2021 USD ($)
Assets
Cash and due from banks	$ 56,831
Short-term investments	575,953
Investment securities	3,117,022
Loans	2,906,491
FHLB stock	6,690
Premises and equipment	64,521
Bank owned life insurance	95,478
Goodwill	259,024
Core deposit intangible	11,633
Other assets	18,915
Total assets acquired	7,112,558
Liabilities
Deposits	6,099,821
Securities sold under agreements to repurchase	274,982
Escrow deposits of borrowers	3,649
Other liabilities	92,237
Total liabilities assumed	6,470,689
Purchase price	$ 641,869